LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease expense	$ 1,065,784
Short term lease	$ 785,424
Operating leases weighted average remaining lease term	11 months 4 days
Operating leases weighted average discount rate	11.10%
Cash payments	$ 1,077,127	$ 1,058,754
Research and Development Arrangement [Member]
Operating lease expense	897,958
General and Administrative Expense [Member]
Operating lease expense	$ 167,826
Minimum [Member]
Operating leases incremental borrowing rates	11.00%
Maximum [Member]
Operating leases incremental borrowing rates	11.20%